Average Annual Total Returns - American Century Growth Funds			12 Months Ended	60 Months Ended	69 Months Ended	97 Months Ended	120 Months Ended
		Dec. 01, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			24.51%	14.28%			12.87%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			33.36%	18.96%			16.78%
Focused Dynamic Growth Fund INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			43.30%	18.08%			16.06%
Performance Inception Date		May 31, 2006
Focused Dynamic Growth Fund INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			43.30%	17.87%			15.89%
Performance Inception Date		May 31, 2006
Focused Dynamic Growth Fund INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			25.63%	14.65%			13.64%
Performance Inception Date		May 31, 2006
Focused Dynamic Growth Fund I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			43.57%	18.31%			16.29%
Performance Inception Date		May 31, 2006
Focused Dynamic Growth Fund A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	A Class1 Return Before Taxes
Average Annual Return, Percent	[1]		34.73%	16.39%			15.09%
Performance Inception Date	[1]	May 31, 2006
Focused Dynamic Growth Fund R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			42.60%	17.49%			15.48%
Performance Inception Date		May 31, 2006
Focused Dynamic Growth Fund R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			43.82%	18.49%		20.46%
Performance Inception Date		Dec. 01, 2016
Focused Dynamic Growth Fund G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			44.54%	19.08%	18.64%
Performance Inception Date		Apr. 01, 2019

[1]	Prior to June 15, 2020, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.